Vanguard® U.S. Growth Fund
Schedule of Investments (unaudited)
As of May 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.4%)
Communication Services (14.9%)
*	Alphabet Inc. Class C	673,291	1,623,682
*	Facebook Inc. Class A	4,361,600	1,433,789
*	Netflix Inc.	1,780,663	895,335
*	Alphabet Inc. Class A	265,133	624,879
*	Snap Inc. Class A	9,575,355	594,821
*	Roku Inc.	1,602,401	555,568
*	Match Group Inc.	3,069,325	440,080
*	Spotify Technology SA	846,189	204,414
*	Pinterest Inc. Class A	3,034,439	198,149
*	Zillow Group Inc. Class A	1,349,229	159,600
*	ZoomInfo Technologies Inc. Class A	2,909,208	127,510
	Tencent Holdings Ltd.	1,551,522	123,257
*	Walt Disney Co.	633,568	113,187
*	Bumble Inc. Class A	986,081	47,056
	Activision Blizzard Inc.	274,542	26,699
*	Take-Two Interactive Software Inc.	130,748	24,262
	Electronic Arts Inc.	66,639	9,525
*	Playtika Holding Corp.	263,244	7,221
*	Eventbrite Inc. Class A	192,174	3,901
*	Altice USA Inc. Class A	70,567	2,545
[1]	Sirius XM Holdings Inc.	234,231	1,464
	Nexstar Media Group Inc. Class A	9,555	1,451
			7,218,395
Consumer Discretionary (20.9%)
*	Amazon.com Inc.	1,054,492	3,398,702
*	Tesla Inc.	2,367,653	1,480,304
*	Wayfair Inc. Class A	2,476,876	759,262
*	Carvana Co. Class A	1,502,947	398,416
	TJX Cos. Inc.	5,670,732	383,001
*	Lululemon Athletica Inc.	1,176,610	380,198
	LVMH Moet Hennessy Louis Vuitton SE	457,016	366,085
*	Chegg Inc.	4,148,297	319,045
*,1	Chewy Inc. Class A	4,306,274	317,028
*	MercadoLibre Inc.	217,597	295,642
*,1	Airbnb Inc. Class A	1,950,839	273,898
*	Vroom Inc.	5,556,797	245,666
	NIKE Inc. Class B	1,777,346	242,537
*	Burlington Stores Inc.	436,022	140,996
*	Booking Holdings Inc.	58,839	138,951
*	Stitch Fix Inc. Class A	2,564,530	137,100
*	DraftKings Inc. Class A	2,579,781	128,860
*	Hilton Worldwide Holdings Inc.	835,131	104,617

		Shares	Market Value ($000)
	Lowe's Cos. Inc.	458,823	89,392
*,1	DoorDash Inc. Class A	584,177	87,790
	Home Depot Inc.	234,187	74,685
*,1	Coursera Inc.	1,545,413	58,726
	eBay Inc.	721,363	43,917
	H&R Block Inc.	1,558,271	38,676
*	Etsy Inc.	234,107	38,564
	Best Buy Co. Inc.	327,786	38,102
	Polaris Inc.	270,729	35,525
	Yum! Brands Inc.	250,719	30,079
	Tempur Sealy International Inc.	545,117	20,987
*	frontdoor Inc.	201,139	10,801
*	Chipotle Mexican Grill Inc. Class A	7,840	10,756
*	AutoZone Inc.	6,445	9,066
	McDonald's Corp.	36,269	8,483
*	2U Inc.	217,508	7,922
*	O'Reilly Automotive Inc.	12,422	6,647
*	NVR Inc.	1,337	6,534
	Williams-Sonoma Inc.	22,011	3,732
	Wendy's Co.	136,829	3,177
	Service Corp. International	53,943	2,860
*	Vail Resorts Inc.	4,516	1,476
			10,138,205
Consumer Staples (2.4%)
	Estee Lauder Cos. Inc. Class A	959,626	294,145
	Constellation Brands Inc. Class A	1,099,071	263,469
	Costco Wholesale Corp.	493,748	186,770
*	Monster Beverage Corp.	1,808,200	170,459
	Altria Group Inc.	1,097,454	54,017
*	Herbalife Nutrition Ltd.	799,436	42,026
*	Sprouts Farmers Market Inc.	1,409,836	37,502
	Hershey Co.	215,163	37,234
	Campbell Soup Co.	514,071	25,020
	Procter & Gamble Co.	127,430	17,184
	PepsiCo Inc.	101,687	15,044
	Coca-Cola Co.	229,109	12,667
[1]	Albertsons Cos. Inc. Class A	453,260	8,698
*	Pilgrim's Pride Corp.	303,886	7,305
			1,171,540
Energy (0.1%)
	Schlumberger NV	1,872,635	58,670
	Equitrans Midstream Corp.	617,610	5,089
			63,759
Financials (3.6%)
	MarketAxess Holdings Inc.	805,788	375,932
	First Republic Bank	1,940,437	371,477
	American Express Co.	1,393,616	223,160
*,1	Lemonade Inc.	1,982,279	179,337
	Blackstone Group Inc.	1,143,411	105,960
	Marsh & McLennan Cos. Inc.	714,183	98,807
	S&P Global Inc.	240,837	91,390
*	Markel Corp.	72,385	88,707
	Progressive Corp.	823,281	81,571
*,1	Coinbase Global Inc. Class A	189,884	44,915
	SLM Corp.	2,005,764	40,617
	Virtu Financial Inc. Class A	597,170	18,184
	LPL Financial Holdings Inc.	110,708	16,372

		Shares	Market Value ($000)
	Synchrony Financial	310,554	14,723
	Primerica Inc.	68,234	11,068
			1,762,220
Health Care (10.3%)
*	Illumina Inc.	1,425,184	578,112
*	Moderna Inc.	2,832,264	523,997
*	Novocure Ltd.	1,799,178	367,032
*	ABIOMED Inc.	1,254,830	357,100
	UnitedHealth Group Inc.	791,616	326,082
*	Denali Therapeutics Inc.	3,403,159	216,407
	Danaher Corp.	759,592	194,562
*	Boston Scientific Corp.	4,303,172	183,100
*	Teladoc Health Inc.	1,024,306	154,240
*	Glaukos Corp.	1,951,471	143,589
*	Penumbra Inc.	565,961	140,987
*	Alnylam Pharmaceuticals Inc.	984,554	139,797
*	Seagen Inc.	863,179	134,095
*	Intuitive Surgical Inc.	154,241	129,899
*	10X Genomics Inc. Class A	626,897	112,841
	Merck & Co. Inc.	1,075,337	81,607
*	Zai Lab Ltd. ADR	451,317	80,181
	Thermo Fisher Scientific Inc.	165,402	77,656
	Eli Lilly & Co.	363,233	72,552
*	Mettler-Toledo International Inc.	52,610	68,443
	Sartorius Stedim Biotech	157,858	68,426
	HCA Healthcare Inc.	244,396	52,494
*	Sana Biotechnology Inc.	2,456,509	51,513
*	Biogen Inc.	189,477	50,681
	Cigna Corp.	187,646	48,572
*	IQVIA Holdings Inc.	190,192	45,677
	McKesson Corp.	233,239	44,873
*,1	Recursion Pharmaceuticals Inc. Class A	1,610,000	42,440
*	Avantor Inc.	1,317,970	42,373
	Cardinal Health Inc.	742,758	41,646
	Johnson & Johnson	231,937	39,255
*	Charles River Laboratories International Inc.	103,590	35,012
*	Laboratory Corp. of America Holdings	123,909	34,011
	Humana Inc.	77,249	33,812
*	Veeva Systems Inc. Class A	106,731	31,095
	AbbVie Inc.	259,102	29,330
*	Regeneron Pharmaceuticals Inc.	45,957	23,090
*	Quidel Corp.	157,613	18,616
	Bristol-Myers Squibb Co.	272,231	17,891
	Anthem Inc.	43,061	17,148
	Amgen Inc.	52,219	12,425
*	Hologic Inc.	196,598	12,398
*	IDEXX Laboratories Inc.	20,676	11,540
	Agilent Technologies Inc.	83,120	11,481
	AmerisourceBergen Corp. Class A	98,680	11,323
*	Waters Corp.	34,949	11,262
	PerkinElmer Inc.	77,598	11,257
*	Vertex Pharmaceuticals Inc.	48,737	10,168
	Bruker Corp.	144,057	10,003
	Zoetis Inc.	56,185	9,927
*	Incyte Corp.	79,022	6,620
*	DaVita Inc.	17,072	2,050
*	Centene Corp.	20,264	1,491
*	Sarepta Therapeutics Inc.	19,099	1,445

		Shares	Market Value ($000)
	Chemed Corp.	2,636	1,295
			4,974,919
Industrials (5.0%)
*	Uber Technologies Inc.	7,655,877	389,148
*	CoStar Group Inc.	328,334	280,397
	TransUnion	2,356,845	252,182
	Watsco Inc.	717,461	209,068
*	Copart Inc.	1,389,561	179,267
	Safran SA	1,092,679	163,148
	IHS Markit Ltd.	1,395,988	147,012
	Northrop Grumman Corp.	340,157	124,453
	HEICO Corp. Class A	732,211	96,989
*	Airbus SE ADR	2,298,850	75,172
	JB Hunt Transport Services Inc.	437,202	74,998
	United Parcel Service Inc. Class B	318,757	68,405
	Lockheed Martin Corp.	169,997	64,973
*	Lyft Inc. Class A	844,983	48,240
	Booz Allen Hamilton Holding Corp. Class A	491,088	41,708
	IDEX Corp.	149,572	33,304
	Allison Transmission Holdings Inc.	769,880	32,574
	Landstar System Inc.	139,136	23,723
	WW Grainger Inc.	51,282	23,701
	Nielsen Holdings plc	824,371	22,431
	Allegion plc	124,025	17,423
*	Generac Holdings Inc.	52,917	17,395
	Illinois Tool Works Inc.	55,684	12,905
	Old Dominion Freight Line Inc.	30,195	8,015
	Cintas Corp.	19,339	6,837
	Union Pacific Corp.	20,874	4,691
	Expeditors International of Washington Inc.	33,612	4,225
	Toro Co.	37,939	4,215
	Donaldson Co. Inc.	35,024	2,157
	Lincoln Electric Holdings Inc.	11,099	1,427
			2,430,183
Information Technology (40.2%)
	Microsoft Corp.	9,743,775	2,432,826
	Apple Inc.	19,327,689	2,408,423
*	Shopify Inc. Class A (XTSE)	1,442,763	1,793,167
	NVIDIA Corp.	1,551,586	1,008,190
*	PayPal Holdings Inc.	3,215,937	836,208
*	Adobe Inc.	1,549,192	781,691
	Mastercard Inc. Class A	2,138,712	771,177
*	Trade Desk Inc. Class A	1,170,026	688,139
*	Twilio Inc. Class A	1,973,285	663,024
	Visa Inc. Class A	2,866,758	651,614
*	Workday Inc. Class A	2,591,996	592,841
*	Zoom Video Communications Inc. Class A	1,635,593	542,248
*	salesforce.com Inc.	2,275,896	541,891
*	Square Inc. Class A	2,289,046	509,359
*,2	Adyen NV	156,679	362,628
*,1	Affirm Holdings Inc.	5,253,703	319,478
*	ServiceNow Inc.	646,749	306,481
*	Advanced Micro Devices Inc.	3,660,302	293,117
*	Snowflake Inc. Class A	1,039,970	247,544
	Microchip Technology Inc.	1,546,991	242,800
*	Cloudflare Inc. Class A	2,890,732	237,213
*	FleetCor Technologies Inc.	844,303	231,711

		Shares	Market Value ($000)
*	Autodesk Inc.	800,177	228,739
*	Crowdstrike Holdings Inc. Class A	948,651	210,743
	Fidelity National Information Services Inc.	1,266,468	188,678
	Intuit Inc.	419,629	184,255
*,1	Appian Corp. Class A	1,961,222	177,451
*	Atlassian Corp. plc Class A	757,671	176,749
	Global Payments Inc.	895,750	173,516
*	Datadog Inc. Class A	1,359,459	123,779
*	Avalara Inc.	817,224	108,013
*	nCino Inc.	1,699,483	103,872
	Accenture plc Class A	366,605	103,441
	CDW Corp.	602,423	99,653
	Oracle Corp.	1,101,757	86,752
	QUALCOMM Inc.	585,016	78,708
	Lam Research Corp.	113,608	73,828
	Texas Instruments Inc.	370,206	70,273
*	Afterpay Ltd.	794,494	57,379
*	DocuSign Inc. Class A	270,238	54,485
*	Cadence Design Systems Inc.	372,663	47,324
*	Synopsys Inc.	182,479	46,412
	Applied Materials Inc.	328,056	45,314
*	Teradata Corp.	937,329	44,870
*	Fortinet Inc.	200,700	43,861
*	Manhattan Associates Inc.	315,090	42,846
*	Dropbox Inc. Class A	1,529,225	41,824
*	GoDaddy Inc. Class A	499,954	40,476
	Jabil Inc.	697,340	39,365
*	Okta Inc.	176,392	39,237
	Monolithic Power Systems Inc.	112,476	38,593
	Teradyne Inc.	270,627	35,817
*	Yext Inc.	1,617,232	23,401
	Broadcom Inc.	47,128	22,260
*	Fair Isaac Corp.	41,361	20,931
	KLA Corp.	63,094	19,994
*	Comm Scope Holding Co. Inc.	969,224	19,685
*	Gartner Inc.	81,763	18,956
	HP Inc.	570,018	16,662
*	Enphase Energy Inc.	58,949	8,433
	MKS Instruments Inc.	44,516	8,379
*	EPAM Systems Inc.	17,348	8,285
*	Qualtrics International Inc. Class A	208,064	7,166
	Automatic Data Processing Inc.	31,797	6,233
*	Aspen Technology Inc.	42,160	5,754
*,1	UiPath Inc. Class A	65,500	5,228
*	Nutanix Inc. Class A	118,010	3,718
	NortonLifeLock Inc.	129,781	3,590
	Genpact Ltd.	72,595	3,321
*	FireEye Inc.	137,625	3,079
*	SolarEdge Technologies Inc.	11,399	2,941
	Western Union Co.	108,958	2,666
	SS&C Technologies Holdings Inc.	26,917	1,988
*	Elastic NV	16,238	1,919
	Cognizant Technology Solutions Corp. Class A	19,952	1,428
			19,484,040
Materials (0.1%)
	Sherwin-Williams Co.	77,120	21,866
	RPM International Inc.	113,520	10,617
	Royal Gold Inc.	69,901	8,652

		Shares	Market Value ($000)
*	Berry Global Group Inc.	76,868	5,243
	Graphic Packaging Holding Co.	138,981	2,457
			48,835
Real Estate (0.9%)
*	Redfin Corp.	4,224,220	249,356
	Equinix Inc.	87,462	64,435
	Iron Mountain Inc.	1,041,580	45,350
	Simon Property Group Inc.	299,838	38,526
	Extra Space Storage Inc.	98,956	14,825
	Crown Castle International Corp.	44,811	8,492
	Public Storage	28,074	7,930
	Brookfield Property REIT Inc. Class A	224,489	4,207
			433,121
Utilities (0.0%)
	NRG Energy Inc.	230,642	7,415
Total Common Stocks (Cost $27,389,468)			47,732,632
Preferred Stocks (0.0%)
*,3,4	The We Company Pfd. D1 PP (Acquired 12/8/14, Cost $2,412)	144,857	1,329
*,3,4	The We Company Pfd. D2 PP (Acquired 12/8/14, Cost $3,407)	204,614	1,877
Total Preferred Stocks (Cost $5,819)			3,206
Temporary Cash Investments (3.0%)
Money Market Fund (2.7%)
[5,6]	Vanguard Market Liquidity Fund, 0.055%	13,051,040	1,305,104
		Face Amount ($000)
Repurchase Agreement (0.3%)
	Bank of America Securities, LLC 0.010%, 6/1/21 (Dated 5/28/2021, Repurchase Value $138,000,000, collateralized by Government National Mortgage Association, 2.500%–4.500%, 6/20/50–2/20/51, with a value of $140,760,000)	138,000	138,000

		Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (0.0%)
[7]	U.S. Treasury Bill, 0.010%, 8/26/21	1,300	1,300
Total Temporary Cash Investments (Cost $1,444,231)			1,444,404
Total Investments (101.4%) (Cost $28,839,518)			49,180,242
Other Assets and Liabilities—Net (-1.4%)			(674,096)
Net Assets (100%)			48,506,146
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $667,473,000.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2021, the aggregate value was $362,628,000, representing 0.7% of net assets.
3	Perpetual security with no stated maturity date.
4	Restricted securities totaling $3,206,000, representing 0.0% of net assets.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $672,562,000 was received for securities on loan, of which $666,806,000 is held in Vanguard Market Liquidity Fund and $5,756,000 is held in cash.
7	Securities with a value of $1,011,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
PP—Private Placement.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2021	2,307	484,747	7,824
E-mini S&P Mid-Cap 400 Index	June 2021	262	71,440	2,259
				10,083
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
E.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of May 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	46,591,709	1,140,923	—	47,732,632
Preferred Stocks	—	3,206	—	3,206
Temporary Cash Investments	1,305,104	139,300	—	1,444,404
Total	47,896,813	1,283,429	—	49,180,242
Derivative Financial Instruments
Assets
Futures Contracts[1]	10,083	—	—	10,083
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.